Loans (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Loans (Additional Textual) [Abstract]
Percentage of outstanding principal balances of commercial real estate loans secured by owner-occupied properties	81.00%	89.00%
Concentrations of loans related to a single industry	$ 0	$ 0
Troubled debt restructurings, loans	8,700,000	8,500,000
Reserves allocated to customers whose loan terms are modified in troubled debt restructurings	718,000	516,000
Number of loans restructured, Subsequently Defaulted	1	2
Loans restructured, Subsequently Defaulted	54,000	199,000
Outstanding balance of commercial loans classified under credit risk, minimum amount	275,000
Loans listed as not rated under risk category, maximum amount	275,000
Non-performing loans past due days and greater	90 days
Loans serviced for others	60,200,000	49,900,000
Mortgage [Member]
Loans (Textual) [Abstract]
Mortgage servicing rights	214,000	167,000
Valuation allowance	0	0
Residential Mortgage [Member]
Loans (Textual) [Abstract]
Mortgage servicing rights	$ 52,700,000	$ 44,300,000